UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2025 to August 31, 2025

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2025

Voya Infrastructure, Industrials and Materials Fund

This report is intended for existing current holders. It is not a prospectus. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Managed Distribution Policy

The Fund was granted exemptive relief by the U.S. Securities and Exchange Commission (the “Order”), which under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than once per taxable year (“Managed Distribution Policy”). Pursuant to the Order, the Fund’s Board of Trustees (the “Board”) approved the Managed Distribution Policy and the Fund adopted the policy which allows the Fund to make periodic distributions of long-term capital gains.

Under the Managed Distribution Policy, the Fund makes monthly distributions of an amount equal to $0.100 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Plan.

The Managed Distribution Policy will be subject to periodic review by the Fund’s Board and the Board may amend or terminate the Managed Distribution Policy at any time without prior notice to the Fund’s shareholders; any such change or termination may have an adverse effect on the market price of the Fund’s shares.

The Fund may distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may include a return of capital. A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amounts and sources of distribution and other related information. The amounts and sources of the distributions contained in a notice and press release are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at:https://individuals.voya.com/product/closed-end-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value*	$186,750,831
Short-term investments at fair value†	679,000
Cash	8,906
Foreign currencies at value‡	107,222
Receivables:
Investment securities sold	1,924,348
Dividends	379,412
Interest	114
Foreign tax reclaims	381,646
Prepaid expenses	1,202
Other assets	12,584
Total assets	190,245,265

LIABILITIES:
Payable for investment securities purchased	466,668
Payable for investment management fees	174,544
Payable to trustees under the deferred compensation plan (Note 6)	12,584
Payable for trustee fees	445
Payable for foreign capital gains tax	47,244
Other accrued expenses and liabilities	169,170
Written options, at fair value^	913,912
Total liabilities	1,784,567
NET ASSETS	$188,460,698

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$143,435,666
Total distributable earnings	45,025,032
NET ASSETS	$188,460,698

* Cost of investments in securities	$141,330,377
† Cost of short-term investments	$679,000
‡ Cost of foreign currencies	$107,575
^ Premiums received on written options	$1,119,871

Net assets	$188,460,698
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	15,156,320
Net asset value	$12.43

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,555,782
Interest	450
Other	507
Total investment income	2,556,739

EXPENSES:
Investment management fees	986,322
Transfer agent fees	13,253
Shareholder reporting expense	39,978
Professional fees	41,865
Custody and accounting expense	30,309
Trustee fees	2,224
Miscellaneous expense	20,755
Total expenses	1,134,706
Waived and reimbursed fees	(34,252)
Net expenses	1,100,454
Net investment income	1,456,285
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	8,970,022
Foreign currency related transactions	(10,908)
Written options	(1,848,915)
Net realized gain	7,110,199

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	15,429,385
Foreign currency related transactions	40,209
Written options	(496,866)
Net change in unrealized appreciation (depreciation)	14,972,728
Net realized and unrealized gain	22,082,927
Increase in net assets resulting from operations	$23,539,212

* Foreign taxes withheld	$207,655
^ Foreign capital gains taxes withheld	$75,865
# Change in foreign capital gains taxes accrued	$19,119

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2025	Year Ended
	(Unaudited)	February 28, 2025
FROM OPERATIONS:
Net investment income	$1,456,285	$2,331,800
Net realized gain	7,110,199	8,823,949
Net change in unrealized appreciation (depreciation)	14,972,728	3,871,487
Increase in net assets resulting from operations	23,539,212	15,027,236

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,547,364)	(11,665,394)
Return of capital	(546,428)	(6,961,723)
Total distributions	(9,093,792)	(18,627,117)

FROM CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	—	—
Net increase (decrease) in net assets	14,445,420	(3,599,881)

NET ASSETS:
Beginning of year or period	174,015,278	177,615,159
End of year or period	$188,460,698	$174,015,278

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
		Income
		(loss) from
		investment														Ratios to average
		operations				Less Distributions										net assets
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000's	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)
08-31-25+	11.48	0.10	•	1.45	1.55	0.09	0.47	0.04	0.60	—	12.43	12.52	14.22	25.43	188,461	1.27	1.23	1.62	33
02-28-25	11.72	0.15	•	0.84	0.99	0.20	0.57	0.46	1.23	—	11.48	10.53	9.92	17.70	174,015	1.28	1.22	1.32	67
02-29-24	11.26	0.19	•	1.19	1.38	0.23	0.22	0.47	0.92	—	11.72	10.04	14.30	13.42	177,615	1.31	1.22	1.69	76
02-28-23	12.53	0.23	•	(0.58)	(0.35)	0.19	0.18	0.55	0.92	—	11.26	9.72	(1.49)	(3.58)	176,800	1.25	1.22	2.00	72
02-28-22	12.28	0.20	•	0.94	1.14	0.20	0.41	0.31	0.92	0.03	12.53	11.05	9.79	1.10	206,804	1.32	1.30	1.54	64
02-28-21	11.60	0.18	•	1.42	1.60	0.15	—	0.77	0.92	—	12.28	11.76	16.49	28.50	227,471	1.23	1.22	1.57	58
02-29-20	13.74	0.23		(1.33)	(1.10)	0.25	0.15	0.64	1.04	—	11.60	10.07	(7.93)	(13.53)	223,662	1.22	1.22	1.72	36
02-28-19	16.38	0.23	•	(1.05)	(0.82)	0.22	1.60	—	1.82	—	13.74	12.70	(4.19)	(7.02)	264,942	1.23	1.23	1.56	78
02-28-18	15.38	0.20		1.96	2.16	0.20	0.76	0.20	1.16	—	16.38	15.60	14.55	20.89	315,765	1.21	1.21	1.21	23
02-28-17	13.59	0.20	•	2.98	3.18	0.21	0.13	1.05	1.39	—	15.38	13.88	26.18	33.53	296,598	1.22	1.22	1.37	32
02-29-16	17.19	0.23		(2.29)	(2.06)	0.25	0.08	1.21	1.54	—	13.59	11.59	(11.33)	(17.36)	269,214	1.21	1.21	1.52	53

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Infrastructure, Industrials and Materials Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. Under the Managed Distribution Policy, the Fund may make periodic distributions of long-term capital gains more frequently than once per taxable year. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2025.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2025, the total value of written OTC call options subject to Master Agreements in liability position was $913,912. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not pledge any cash collateral for its open written OTC call options at period end. There were no credit events for the period ended August 31, 2025 that triggered any credit related contingent features.

H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund generates premiums and seeks gains by writing options on ETFs or indexes on a portion of the value of the equity portfolio.

During the period ended August 31, 2025, the Fund had an average notional amount on written equity options of $62,361,689. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2025.

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2025, excluding short-term securities, were $59,444,487 and $69,233,329, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.10% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2025 there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to 1.22% of average daily managed assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

August 31,
2026	2027	2028	Total
$72,930	$186,279	$59,652	$318,861

The Expense Limitation Agreement is contractual through March 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Net increase
(decrease) in
	Shares	shares	Shares	Net increase
	repurchased	outstanding	repurchased	(decrease)
Year or period ended	#	#	($)	($)
8/31/2025	—	—	—	—
2/28/2025	—	—	—	—

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES (continued)

Share Repurchase Program

Effective April 1, 2025, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2026, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2024, the Fund could have purchased, over the one year period ended March 31, 2025, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended August 31, 2025, the Fund had no repurchases.

For the year ended February 28, 2025, the Fund had no repurchases.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2025. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax.

The tax composition of dividends and distributions paid as of the Fund's most recent tax year-ends was as follows:

Tax Year Ended			Tax Year Ended
December 31, 2024			December 31, 2023
Ordinary	Long-term	Return of	Ordinary	Long-term	Return of
Income	Capital Gains	Capital	Income	Capital Gains	Capital
$4,460,584	$7,191,653	$7,414,414	$3,584,676	$3,354,486	$7,259,869

The tax-basis components of distributable earnings as of December 31, 2024, were:

Unrealized			Total
Appreciation/	Capital Loss		Distributable
(Depreciation)	Carryforward	Other	Earnings/(Loss)
$25,950,962	$—	$(1,775,719)	$24,175,243

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 9 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 10 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2025, the Fund made distributions of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date
$0.100	8/15/2025	9/15/2025	9/2/2025
$0.100	9/15/2025	10/15/2025	10/1/2025
$0.100	10/15/2025	11/17/2025	11/3/2025

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 2.4%
22,941	BHP Group Ltd. - Class DI	$639,435	0.3
26,616	BlueScope Steel Ltd.	398,753	0.2
17,510	Fortescue Metals Group Ltd.	220,857	0.1
21,256	Northern Star Resources Ltd.	265,270	0.2
14,381	Rio Tinto Ltd.	1,086,300	0.6
362,468	South32 Ltd. - Class DI	640,012	0.3
404,872	Telstra Group Ltd.	1,295,300	0.7
		4,545,927	2.4
	Brazil: 0.9%
158,200	TIM SA/Brazil	664,972	0.3
11,183	Wheaton Precious Metals Corp.	1,123,063	0.6
		1,788,035	0.9
	Canada: 5.1%
8,087	Agnico Eagle Mines Ltd.	1,165,986	0.6
43,741	Barrick Mining Corp.	1,166,660	0.6
1,946	Canadian National Railway Co.	188,387	0.1
5,690	Canadian Pacific Kansas City Ltd.	433,415	0.2
19,246	CCL Industries, Inc. - Class B	1,152,924	0.6
886 (1)	Celestica, Inc.	172,574	0.1
1,032	Franco-Nevada Corp.	194,497	0.1
29,612	Keyera Corp.	954,113	0.5
26,234	Kinross Gold Corp.	548,424	0.3
8,333	Pan American Silver Corp.	282,692	0.1
7,351	Rogers Communications, Inc. - Class B	263,402	0.1
6,123	Stantec, Inc.	665,556	0.4
10,746	TC Energy Corp.	559,620	0.3
20,588	Teck Resources Ltd. - Class B	703,981	0.4
6,052	WSP Global, Inc.	1,232,478	0.7
		9,684,709	5.1
	Chile: 0.4%
3,593,397	Enel Chile SA	251,988	0.1
42,712	Lundin Mining Corp.	494,189	0.3
		746,177	0.4
	China: 3.5%
81,700 (2)	BOC Aviation Ltd.	733,326	0.4
878,000	China Communications Services Corp. Ltd. - Class H	523,669	0.3
280,900 (2)	China Tower Corp. Ltd. - Class H	424,345	0.2
228,000	CMOC Group Ltd. - Class H	350,769	0.2
454,500	Fosun International Ltd.	309,593	0.2
234,300	Goldwind Science & Technology Co. Ltd. - Class A	375,392	0.2
410,000	Kunlun Energy Co. Ltd.	381,653	0.2
122,700	NARI Technology Co. Ltd. - Class A	374,491	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
74,600	Sany Heavy Industry Co. Ltd. - Class A	$219,894	0.1
440,500	Shandong Nanshan Aluminum Co. Ltd. - Class A	250,655	0.1
246,600	Xiamen C & D, Inc. -Class A	402,732	0.2
291,100	Yangzijiang Shipbuilding Holdings Ltd.	659,578	0.4
37,500	Yealink Network Technology Corp. Ltd. -Class A	198,602	0.1
55,700	Yunnan Yuntianhua Co. Ltd. - Class A	212,410	0.1
322,800	Zhejiang Longsheng Group Co. Ltd. - Class A	477,843	0.3
48,100	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	245,878	0.1
116,000	Zijin Mining Group Co. Ltd. - Class H	385,175	0.2
		6,526,005	3.5
	Colombia: 0.1%
50,990	Interconexion Electrica SA ESP	279,241	0.1

	Finland: 0.7%
70,641	Nokia Oyj	304,107	0.2
31,972	Wartsila Oyj Abp	937,194	0.5
		1,241,301	0.7
	France: 4.4%
6,906	Aeroports de Paris	908,977	0.5
1,183	Air Liquide SA	243,744	0.1
6,550	Airbus SE	1,369,409	0.7
3,698	Cie de Saint-Gobain	399,235	0.2
8,096	Eiffage SA	1,018,850	0.5
59,489	Engie SA	1,231,032	0.7
38,299	Getlink SE	724,493	0.4
29,543	Rexel SA	956,493	0.5
3,639	Safran SA	1,209,349	0.7
864	Thales SA	227,267	0.1
		8,288,849	4.4
	Germany: 4.0%
14,094	Daimler Truck Holding AG	662,969	0.4
3,894	Deutsche Post AG, Reg	177,480	0.1
56,379	Deutsche Telekom AG, Reg	2,063,200	1.1
33,204	Evonik Industries AG	640,700	0.3
20,660	RWE AG	827,388	0.4
11,678	Siemens AG, Reg	3,237,220	1.7
		7,608,957	4.0
	Greece: 0.3%
36,853	Public Power Corp. SA	616,221	0.3

	Hong Kong: 0.4%
26,000	Power Assets Holdings Ltd.	169,536	0.1
73,000	Swire Pacific Ltd. – Class A	625,730	0.3
		795,266	0.4

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: 2.1%
3,150	ABB India Ltd.	$178,683	0.1
209,417	Bharat Electronics Ltd.	877,521	0.5
20,155	Havells India Ltd.	349,032	0.2
12,771	Hindustan Aeronautics Ltd.	627,947	0.3
204,616	NHPC Ltd.	179,302	0.1
279,453	NMDC Ltd.	218,298	0.1
5,492	Pidilite Industries Ltd.	189,934	0.1
4,799	Polycab India Ltd.	386,226	0.2
144,755	Power Grid Corp. of India Ltd.	452,361	0.2
1,301	Solar Industries India Ltd.	203,358	0.1
67,278	Vedanta Ltd.	321,167	0.2
		3,983,829	2.1
	Israel: 0.1%
427	Elbit Systems Ltd.	207,713	0.1

	Italy: 0.8%
62,794	Enel SpA	579,475	0.3
6,311	Leonardo SpA	358,520	0.2
1,179,176 (1)	Telecom Italia SpA/Milano	565,526	0.3
		1,503,521	0.8
	Japan: 7.2%
95,700	Asahi Kasei Corp.	780,968	0.4
57,700	Central Japan Railway Co.	1,534,713	0.8
52,300	Chubu Electric Power Co., Inc.	720,158	0.4
23,400	FANUC Corp.	650,508	0.3
10,300	Hitachi Ltd.	277,517	0.1
8,600	Japan Airlines Co. Ltd.	182,883	0.1
41,700	KDDI Corp.	720,714	0.4
4,700	Keyence Corp.	1,791,844	1.0
16,900	Komatsu Ltd.	572,139	0.3
14,100	Makita Corp.	476,036	0.3
159,500	Mitsubishi Chemical Group Corp.	906,329	0.5
15,700	Mitsubishi Electric Corp.	374,807	0.2
45,100	Nitto Denko Corp.	1,015,139	0.5
22,000	Osaka Gas Co. Ltd.	626,100	0.3
24,500	Shin-Etsu Chemical Co. Ltd.	746,207	0.4
46,700	Sumitomo Corp.	1,307,852	0.7
15,600	Tokyo Metro Co. Ltd.	181,095	0.1
22,800	Yokogawa Electric Corp.	665,543	0.4
		13,530,552	7.2
	Malaysia: 0.5%
1,126,000	Sime Darby Bhd	551,733	0.3
98,200	Tenaga Nasional Bhd	306,618	0.2
		858,351	0.5
	Netherlands: 0.7%
263,097	Koninklijke KPN NV	1,255,546	0.7

	Portugal: 0.3%
135,775	EDP - Energias de Portugal SA	601,339	0.3

	Qatar: 0.3%
49,642	Ooredoo QPSC	175,835	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
99,823	Qatar Electricity & Water Co. QSC	$433,178	0.2
		609,013	0.3
	Russia: —%
267,141 (3)	Alrosa PJSC	—	—
4,101,092 (1)(3)	Inter RAO UES PJSC	—	—
124,960 (3)	Mobile TeleSystems PJSC	—	—
		—	—
	Saudi Arabia: 0.3%
10,994	Etihad Etisalat Co.	187,498	0.1
44,518	Saudi Industrial Investment Group	227,796	0.1
21,833	Yanbu National Petrochemical Co.	191,014	0.1
		606,308	0.3
	Singapore: 0.3%
116,286 (1)	Grab Holdings Ltd. - Class A	580,267	0.3

	South Africa: 0.4%
13,177	Gold Fields Ltd.	438,629	0.2
21,354	Harmony Gold Mining Co. Ltd.	284,304	0.2
		722,933	0.4
	South Korea: 1.8%
564	HD Hyundai Electric Co. Ltd.	197,779	0.1
951	HD Hyundai Heavy Industries Co. Ltd.	354,770	0.2
2,222	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	647,554	0.3
10,386	Korea Electric Power Corp.	272,322	0.1
2,909	LG Chem Ltd.	577,780	0.3
8,743	LG Corp.	467,477	0.3
51,363	LG Uplus Corp.	547,799	0.3
2,418	SK, Inc.	358,582	0.2
		3,424,063	1.8
	Spain: 1.6%
15,039	ACS Actividades de Construccion y Servicios SA	1,136,754	0.6
46,846 (2)	Aena SME SA	1,357,815	0.7
11,815 (2)	Cellnex Telecom SA	420,582	0.2
9,509	Iberdrola SA	179,254	0.1
		3,094,405	1.6
	Sweden: 2.5%
15,196	Alfa Laval AB	691,810	0.4
41,491	Atlas Copco AB - Class A	662,403	0.4
24,345	Skanska AB - Class B	604,587	0.3
46,732	SKF AB - Class B	1,199,914	0.6
91,872	Telefonaktiebolaget LM Ericsson - Class B	727,333	0.4
24,407	Volvo AB - Class B	750,955	0.4
		4,637,002	2.5
	Switzerland: 2.4%
31,741	ABB Ltd., Reg	2,130,174	1.1

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
3,910	BKW AG	$813,951	0.4
8,627	DSM-Firmenich AG	844,121	0.5
14,165	SIG Group AG	224,382	0.1
2,069	Sika AG, Reg	480,125	0.3
		4,492,753	2.4
	Taiwan: 1.5%
48,000	Delta Electronics, Inc.	1,105,813	0.6
113,000	Hon Hai Precision Industry Co. Ltd.	746,020	0.4
6,000	Voltronic Power Technology Corp.	192,792	0.1
108,000	Zhen Ding Technology Holding Ltd.	689,098	0.4
		2,733,723	1.5
	United Kingdom: 4.2%
4,226	Anglogold Ashanti PLC	237,821	0.1
69,956	BAE Systems PLC	1,658,026	0.9
143,500	CK Hutchison Holdings Ltd.	949,425	0.5
9,676	DCC PLC	615,347	0.3
12,200	National Grid PLC	171,363	0.1
145,851	Rolls-Royce Holdings PLC	2,103,233	1.1
44,441	Smiths Group PLC	1,415,032	0.8
616,898	Vodafone Group PLC	738,692	0.4
		7,888,939	4.2
	United States: 48.0%
11,887	AECOM	1,484,567	0.8
15,845	AMERCO	827,743	0.4
7,090	Ameren Corp.	707,440	0.4
8,824	AMETEK, Inc.	1,630,675	0.9
2,386	Amphenol Corp. - Class A	259,740	0.1
15,923 (1)	Arista Networks, Inc.	2,174,286	1.2
46,120	AT&T, Inc.	1,350,855	0.7
3,035	Atmos Energy Corp.	504,205	0.3
722 (1)	Axon Enterprise, Inc.	539,543	0.3
27,936	Baker Hughes Co.	1,268,294	0.7
4,720 (1)	Boeing Co.	1,107,690	0.6
495	Carlisle Cos., Inc.	191,016	0.1
3,042	Carrier Global Corp.	198,338	0.1
2,690	Caterpillar, Inc.	1,127,218	0.6
59,038	Cisco Systems, Inc.	4,078,935	2.2
14,542	CNH Industrial NV	166,506	0.1
2,178	Constellation Energy Corp.	670,780	0.4
10,691	Corteva, Inc.	793,165	0.4
17,323	CSX Corp.	563,171	0.3
722	Deere & Co.	345,578	0.2
13,541	Delta Air Lines, Inc.	836,563	0.4
5,748	Dominion Energy, Inc.	344,305	0.2
8,366	Duke Energy Corp.	1,024,751	0.5
14,607	DuPont de Nemours, Inc.	1,123,570	0.6
5,094	Eaton Corp. PLC	1,778,519	0.9
5,500	Ecolab, Inc.	1,523,720	0.8
22,054	Edison International	1,237,891	0.7
1,201	EMCOR Group, Inc.	744,620	0.4
12,616	Emerson Electric Co.	1,665,312	0.9
11,828	Entergy Corp.	1,041,929	0.6
11,341	Evergy, Inc.	808,160	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
13,415	Eversource Energy	$859,499	0.5
26,320	Exelon Corp.	1,149,658	0.6
4,460 (1)	F5, Inc.	1,396,604	0.7
3,576	FedEx Corp.	826,306	0.4
28,912	Fortive Corp.	1,383,728	0.7
29,378	Freeport-McMoRan, Inc.	1,304,383	0.7
11,526	GE Aerospace	3,171,955	1.7
2,672	GE Vernova, Inc.	1,637,856	0.9
2,030	Graco, Inc.	173,342	0.1
1,809	HEICO Corp.	564,444	0.3
8,273	Holcim AG	693,432	0.4
5,179	Honeywell International, Inc.	1,136,791	0.6
3,518	Howmet Aerospace, Inc.	612,484	0.3
636	Hubbell, Inc.	274,110	0.1
1,782	IDEX Corp.	293,139	0.2
19,781	Ingersoll Rand, Inc.	1,571,205	0.8
16,923	Johnson Controls International PLC	1,808,899	1.0
5,497 (1)	Keysight Technologies, Inc.	898,375	0.5
27,751	Kinder Morgan, Inc.	748,722	0.4
3,322	Linde PLC US	1,588,879	0.8
8,025	Newmont Corp.	597,060	0.3
23,465	NextEra Energy, Inc.	1,690,653	0.9
34,697	NiSource, Inc.	1,466,642	0.8
1,645	Nordson Corp.	370,273	0.2
2,625	NRG Energy, Inc.	382,095	0.2
1,317	Nucor Corp.	195,877	0.1
14,663	ONEOK, Inc.	1,119,960	0.6
2,219	Otis Worldwide Corp.	191,677	0.1
2,605	Parker-Hannifin Corp.	1,978,107	1.0
11,846	Pentair PLC	1,273,800	0.7
84,941	PG&E Corp.	1,297,899	0.7
5,217	PPG Industries, Inc.	580,287	0.3
8,934	Raytheon Technologies Corp.	1,416,932	0.8
1,507	Rockwell Automation, Inc.	517,549	0.3
9,573	RPM International, Inc.	1,199,593	0.6
14,062	Schlumberger NV	518,044	0.3
7,582	Schneider Electric SE	1,862,803	1.0
10,253	Smurfit WestRock PLC	485,582	0.3
2,145	Snap-on, Inc.	697,640	0.4
2,082	Targa Resources Corp.	349,276	0.2
13,976	Textron, Inc.	1,120,316	0.6
7,730	T-Mobile US, Inc.	1,947,883	1.0
2,750	Trane Technologies PLC	1,142,900	0.6
211	TransDigm Group, Inc.	295,164	0.2
10,445 (1)	Trimble, Inc.	844,165	0.4
28,320 (1)	Uber Technologies, Inc.	2,655,000	1.4
5,408	Union Pacific Corp.	1,209,067	0.6
7,230 (1)	United Airlines Holdings, Inc.	759,150	0.4
484	United Rentals, Inc.	462,869	0.2
56,590	Verizon Communications, Inc.	2,502,976	1.3
7,592	Vertiv Holdings Co. - Class A	968,360	0.5
4,353	Vistra Corp.	823,196	0.4

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
8,268	Westinghouse Air Brake Technologies Corp.	$1,599,858	0.8
24,041	Williams Cos., Inc.	1,391,493	0.7
3,995	Xcel Energy, Inc.	289,198	0.2
		90,416,240	48.0
	Total Common Stock
	(Cost $138,165,735)	183,267,185	97.2

EXCHANGE-TRADED FUNDS: 1.4%
19,614	iShares MSCI ACWI ETF	2,617,292	1.4

	Total Exchange-Traded Funds
	(Cost $2,408,722)	2,617,292	1.4

PREFERRED STOCK: 0.5%
	Brazil: 0.5%
97,900	Centrais Eletricas Brasileiras SA	866,354	0.5

	Total Preferred Stock
	(Cost $755,920)	866,354	0.5

RIGHT: 0.0%
	Italy: 0.0%
1,179,176	Telecom Italia SpA/Milano	—	0.0

	Total Right
	(Cost $–)	—	0.0
	Total Long-Term Investments
	(Cost $141,330,377)	186,750,831	99.1

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
679,000 (4)	Morgan Stanley Institutional Liquidity Funds – Government Portfolio (Institutional Share Class), 4.190%
	(Cost $679,000)	$679,000	0.4
	Total Short-Term Investments (Cost $679,000)	679,000	0.4
	Total Investments in Securities
	(Cost $142,009,377)	$187,429,831	99.5
	Assets in Excess of Other Liabilities	1,030,867	0.5
	Net Assets	$188,460,698	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of August 31, 2025.

Percentage
Sector Diversification	of Net Assets
Industrials	48.4%
Materials	16.2
Utilities	12.9
Information Technology	8.5
Communication Services	8.0
Energy	3.7
Exchange-Traded Funds	1.4
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	August 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$4,545,927	$—	$4,545,927
Brazil	1,788,035	—	—	1,788,035
Canada	9,684,709	—	—	9,684,709
Chile	746,177	—	—	746,177
China	—	6,526,005	—	6,526,005
Colombia	279,241	—	—	279,241
Finland	—	1,241,301	—	1,241,301
France	—	8,288,849	—	8,288,849
Germany	—	7,608,957	—	7,608,957
Greece	—	616,221	—	616,221
Hong Kong	—	795,266	—	795,266
India	—	3,983,829	—	3,983,829
Israel	—	207,713	—	207,713
Italy	—	1,503,521	—	1,503,521
Japan	—	13,530,552	—	13,530,552
Malaysia	—	858,351	—	858,351
Netherlands	—	1,255,546	—	1,255,546
Portugal	—	601,339	—	601,339
Qatar	433,178	175,835	—	609,013
Russia	—	—	—	—
Saudi Arabia	—	606,308	—	606,308
Singapore	580,267	—	—	580,267
South Africa	—	722,933	—	722,933
South Korea	—	3,424,063	—	3,424,063
Spain	—	3,094,405	—	3,094,405
Sweden	—	4,637,002	—	4,637,002
Switzerland	—	4,492,753	—	4,492,753
Taiwan	—	2,733,723	—	2,733,723
United Kingdom	—	7,888,939	—	7,888,939
United States	87,860,005	2,556,235	—	90,416,240
Total Common Stock	101,371,612	81,895,573	—	183,267,185
Exchange-Traded Funds	2,617,292	—	—	2,617,292
Preferred Stock	866,354	—	—	866,354
Short-Term Investments	679,000	—	—	679,000
Total Investments, at fair value	$105,534,258	$81,895,573	$—	$187,429,831
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(913,912)	$—	$(913,912)
Total Liabilities	$—	$(913,912)	$—	$(913,912)

^	See Note 2, “Significant Accounting Policies”in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

At August 31, 2025, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Industrial Select Sector SPDR Fund	Citibank N.A.	Call	10/02/25	USD	153.420	151,871	USD	23,085,911	$391,448	$(286,074)
iShares MSCI EAFE ETF	UBS AG	Call	09/18/25	USD	91.650	258,592	USD	23,655,996	398,645	(303,836)
iShares MSCI Emerging Markets ETF	UBS AG	Call	09/18/25	USD	49.880	152,365	USD	7,596,919	144,473	(120,302)
Materials Select Sector SPDR Fund	Citibank N.A.	Call	10/02/25	USD	92.150	118,285	USD	10,915,340	185,305	(203,700)
									$1,119,871	$(913,912)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$913,912
Total Liability Derivatives		$913,912

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(1,848,915)
Total	$(1,848,915)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(496,866)
Total	$(496,866)

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2025:

	Citibank N.A.	UBS AG	Total
Liabilities:
Written options	$489,774	$424,138	$913,912
Total Liabilities	$489,774	$424,138	$913,912
Net OTC derivative instruments by counterparty, at fair value	$(489,774)	$(424,138)	$(913,912)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$(489,774)	$(424,138)	$(913,912)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $141,346,380.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,590,549
Gross Unrealized Depreciation	(4,303,314)
Net Unrealized Appreciation	$45,287,235

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

Proposal:

1	At this meeting, a proposal was submitted to elect three members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class I Trustees, for a term of three years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Infrastructure, Industrials and Materials Fund was held virtually on July 29, 2025.

				Shares voted
				against or	Shares	Broker	Total Shares
		Proposal	Shares voted for	withheld	abstained	non-vote	Voted
Class I Trustees	Voya Infrastructure, Industrials and Materials Fund
	John V. Boyer	1*	11,823,182.000	266,858.000	221,473.000	0.000	12,311,513.000

	Dennis Johnson, CFA	1*	11,804,444.000	282,716.000	224,353.000	0.000	12,311,513.000

	Mark Wetzel	1*	11,814,077.000	273,084.000	224,352.000	0.000	12,311,513.000

*	Proposal Passed.

After the July 29, 2025 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, Martin J. Gavin, Joseph E. Obermeyer, and Christopher P. Sullivan.

ADDITIONAL INFORMATION (UNAUDITED)

Fund changes

The following information is a summary of certain changes as of August 31, 2025. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Additional information

The Fund may lend portfolio securities in an amount equal to up to 331∕3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market

Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote of shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

Key Financial Dates — Calendar 2025 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
January 15, 2025	February 3, 2025	February 3, 2025	February 18, 2025
February 18, 2025	March 3, 2025	March 3, 2025	March 17, 2025
March 17, 2025	April 1, 2025	April 1, 2025	April 15, 2025
April 15, 2025	May 1, 2025	May 1, 2025	May 15, 2025
May 15, 2025	June 2, 2025	June 2, 2025	June 16, 2025
June 16, 2025	July 1, 2025	July 1, 2025	July 15, 2025
July 15, 2025	August 1, 2025	August 1, 2025	August 15, 2025
August 15, 2025	September 2, 2025	September 2, 2025	September 15, 2025
September 15, 2025	October 1, 2025	October 1, 2025	October 15, 2025
October 15, 2025	November 3, 2025	November 3, 2025	November 17, 2025
November 17, 2025	December 1, 2025	December 1, 2025	December 15, 2025
December 15, 2025	December 30, 2025	December 30, 2025	January 15, 2026

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IDE).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/ or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2025 was 5, which does not include approximately 11,783 beneficial owners of shares held in the name of brokers or other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 25, 2025 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on

Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163317 (0825)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2025	0	$0.00	0	1,179,319
April 1-30, 2025	0	$0.00	0	1,179,319
May 1-31, 2025	0	$0.00	0	1,179,319
June 1-30, 2025	0	$0.00	0	1,179,319
July 1-31, 2025	0	$0.00	0	1,179,319
Aug 1-31, 2025	0	$0.00	0	1,179,319
Total	0		0

* Effective April 1, 2025, the Registrant announced the Fund could purchase up to 10% of its stock in open-market transactions through March 31, 2026.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	March 2025

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

(c)(2)	April 2025

(c)(3)	May 2025

(c)(4)	June 2025

(c)(5)	July 2025

(c)(6)	August 2025

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 10, 2025